Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Derivative Financial Instruments [Abstract]
Disclosure of detailed information about financial instruments
Derivatives Foreign exchange operation agreements with deferred premium
As of December 31, 2025, 2024 and 2023, this caption includes the following:

In thousands of soles			Reference value	Maturity date	2025	2024	2023
Derivative assets mandatorily measured at FVTPL
Fx operation Agreement – Purchased Collar	(g	)	US$ 80,000	2024	—	—	721
Derivative assets mandatorily measured at FVOCI
Fx operation Agreement – Call Spread	(a	)	US$ 253,000	2029	36,785	38,849	—
Fx operation Agreement – Call Spread (Long Put)	(a	)	US$ 47,000	2025	—	(2,856)	—
Fx operation Agreement – Call Spread (Short Call)	(a	)	US$ 47,000	2025	—	7,825	—
Fx operation Agreements – Purchased Collar (Long Put)	(a	)	US$ 300,000	2025	—	—	(33,325)
Fx operation Agreements – Purchased Collar (Short Call)	(a	)	US$ 300,000	2025	—	—	50,870
Fx operation Agreement – Call Spread	(b	)	US$ 84,000	2029	9,589	—	—
Fx operation Agreement – Call Spread	(c	)	US$ 57,000	2032	7,662	—	—
Fx operation Agreement – Call Spread	(d	)	US$ 55,500	2026	—	4,828	6,464
Fx operation Agreement – Call Spread	(e	)	US$ 2,082	2028	—	205	254
Fx operation Agreement – Call Spread	(e	)	US$ 50,918	2028	—	5,534	6,205
Fx operation Agreement – Purchased Collar	(c	)	US$ 396,500	2028	—	—	51,024
Fx operation Agreement – Single Call	(f	)	US$ 30,000	2028	—	6,337	—
Interest Rate Swap – TIIE	(h	)	MXN 1,705,351	2028	—	6,750	—

					54,036	67,472	82,213

Current					—	8,962	721

Non-current					54,036	58,510	81,492

Derivative liabilities mandatorily measured at FVOCI
Interest Rate Swap – TIIE	(h	)	MXN 1,590,240	2030	8,996	—	—
Interest Rate Swap – TIIE	(h	)	MXN 3,180,000	2030	53,554	—	—
Interest Rate Swap – TIIE	(h	)	MXN 3,410,702	2028	—	38,471	—
Interest Rate Swap – SOFR	(h	)	US$ 77,500	2028	—	3,899	—

					62,550	42,370	—

Current					22,903	15,273	—

Non-current					39,647	27,097	—